Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Impairment of finite lived assets	$ 992	$ 479	$ 708